Schedule of Investments - Virtus Real Asset Income ETF

January 31, 2025 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 97.9%
Communication Services - 4.4%
America Movil SAB de CV (Mexico)(1)	10,405	$145,774
KT Corp. (South Korea)(1)	9,227	159,904
Mobile TeleSystems PJSC (Russia)(2)	387,202	4
Spok Holdings, Inc.	9,290	149,383
TIM SA (Brazil)(1)	12,124	160,522
Total Communication Services		615,587
Energy - 44.9%
Alliance Resource Partners LP(3)	5,774	165,714
APA Corp.	7,047	154,541
Berry Corp.	39,122	170,572
Black Stone Minerals LP	10,591	153,358
California Resources Corp.	2,933	144,304
Canadian Natural Resources Ltd. (Canada)	5,013	152,145
Cenovus Energy, Inc. (Canada)	10,282	148,781
Cheniere Energy Partners LP(3)	2,839	174,201
Chord Energy Corp.	1,338	150,458
Civitas Resources, Inc.	3,462	175,731
Cosan SA (Brazil)(1)	26,383	142,204
CVR Energy, Inc.	8,233	156,015
Diamondback Energy, Inc.	957	157,292
Dorchester Minerals LP(3)	4,631	145,506
Ecopetrol SA (Colombia)(1)(3)	19,407	180,097
Energy Transfer LP	7,862	161,014
EOG Resources, Inc.	1,246	156,734
Equinor ASA (Norway)(1)	6,652	159,581
Expand Energy Corp.	1,563	158,801
Geopark Ltd. (Colombia)	16,205	148,438
Hess Midstream LP Class A	4,096	165,929
HF Sinclair Corp.	4,392	158,463
Imperial Oil Ltd. (Canada)	2,402	160,069
Kimbell Royalty Partners LP	9,622	148,083
MPLX LP	3,136	163,103
Murphy Oil Corp.	5,252	139,861
Northern Oil & Gas, Inc.	4,168	149,840
Ovintiv, Inc.	3,925	165,713
Patterson-UTI Energy, Inc.	19,306	155,799
Permian Basin Royalty Trust	13,274	144,554
Petroleo Brasileiro SA (Brazil)(1)	11,371	161,582
Plains All American Pipeline LP	8,753	173,309
Plains GP Holdings LP Class A	8,147	172,309
Sabine Royalty Trust	2,391	158,260
Suncor Energy, Inc. (Canada)	4,298	161,433
Tenaris SA(1)	3,987	150,230
Veren, Inc. (Canada)	31,818	160,045
Viper Energy, Inc.	3,112	145,953
Western Midstream Partners LP	3,865	159,045
Woodside Energy Group Ltd. (Australia)(1)(3)	10,012	152,683
Total Energy		6,301,750
Information Technology - 1.2%
Ituran Location and Control Ltd. (Israel)	4,966	165,815
Materials - 3.6%
CVR Partners LP	1,998	162,837
Mosaic Co. (The)	6,160	171,802
Ryerson Holding Corp.	7,588	169,668
Total Materials		504,307
Real Estate - 31.8%
American Assets Trust, Inc.	5,703	138,469
American Tower Corp.	807	149,255
Apple Hospitality REIT, Inc.	9,499	146,664
Brixmor Property Group, Inc.	5,411	141,011
Camden Property Trust	1,290	146,686
Security Description	Shares	Value
COMMON STOCKS (continued)
Real Estate (continued)
Crown Castle, Inc.	1,635	$145,973
CubeSmart	3,476	144,949
EastGroup Properties, Inc.	918	155,711
EPR Properties	3,402	156,832
Equity LifeStyle Properties, Inc.	2,226	145,692
Essential Properties Realty Trust, Inc.	4,703	150,966
Extra Space Storage, Inc.	1,009	155,386
First Industrial Realty Trust, Inc.	2,923	156,059
Gaming and Leisure Properties, Inc.	3,149	152,380
InvenTrust Properties Corp.	4,976	147,986
Invitation Homes, Inc.	4,613	143,695
Kimco Realty Corp.	6,331	142,131
Kite Realty Group Trust	5,903	136,654
LXP Industrial Trust	17,821	148,271
Mid-America Apartment Communities, Inc.	967	147,545
National Storage Affiliates Trust	3,918	145,554
Public Storage	498	148,643
Retail Opportunity Investments Corp.	8,566	149,648
Rexford Industrial Realty, Inc.(3)	3,900	158,574
SITE Centers Corp.	9,591	143,673
Tanger, Inc.(3)	4,318	141,717
Terreno Realty Corp.	2,514	164,466
Urban Edge Properties	6,874	139,817
VICI Properties, Inc.	5,150	153,315
Weyerhaeuser Co.	5,392	165,103
Total Real Estate		4,462,825
Utilities - 12.0%
Alliant Energy Corp.	2,515	148,083
American Electric Power Co., Inc.	1,599	157,278
Brookfield Infrastructure Partners LP (Canada)	4,728	155,126
Cia Energetica de Minas Gerais (Brazil)(1)	78,451	146,703
Dominion Energy, Inc.	2,763	153,595
Enel Chile SA (Chile)(1)	50,433	153,316
Entergy Corp.	1,974	160,052
Evergy, Inc.	2,414	154,906
National Grid PLC (United Kingdom)(1)	2,535	155,649
New Jersey Resources Corp.	3,188	152,865
WEC Energy Group, Inc.	1,569	155,739
Total Utilities		1,693,312
Total Common Stocks
(Cost $15,493,584)		13,743,596
SECURITIES LENDING COLLATERAL - 4.5%
Money Market Fund - 4.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(4)(5)
(Cost $640,392)	640,392	640,392

TOTAL INVESTMENTS - 102.4%
(Cost $16,133,976)		14,383,988
Liabilities in Excess of Other Assets - (2.4)%		(340,558)
Net Assets - 100.0%		$14,043,430

(1)	American Depositary Receipts.
(2)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

Schedule of Investments - Virtus Real Asset Income ETF (continued)

January 31, 2025 (unaudited)

(3)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $905,339; total market value of collateral held by the Fund was $945,481. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $305,089.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	The rate shown reflects the seven-day yield as of January 31, 2025.

Schedule of Investments - Virtus Real Asset Income ETF (continued)

January 31, 2025 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$13,743,592	$—	$4	$13,743,596
Money Market Fund	640,392	—	—	640,392
Total	$14,383,984	$—	$4	$14,383,988

The value of the Level 3 security represents valuations of Russian Common Stock for which Management has determined include significant unobservable inputs as of January 31, 2025.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended January 31, 2025.